July 2, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:  ING Prime Rate Trust

(SEC File Nos. 333-180973, 811-05410)

(SEC File Nos. 333-180985, 811-05410)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 filed on June 27, 2012.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

cc:    Jeffrey S. Puretz, Esq.

Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000	ING Investments, LLC
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com